Provisions (Tables)	12 Months Ended
Jun. 30, 2024
Provisions
Schedule of provisions
	Legal claims (iii)	Investments in associates and joint ventures (ii)	Total
As of 06.30.22	3,095	63	3,158
Additions (i)	28,519	-	28,519
Share of profit of associates	-	(59)	(59)
Recovery (i)	(832)	-	(832)
Used during the year	(249)	-	(249)
Inflation adjustment	(5,410)	-	(5,410)
As of 06.30.2023	25,123	4	25,127
Additions (i)	6,768	-	6,768
Share of loss of associates	-	11	11
Recovery (i)	(75)	-	(75)
Used during the year	(615)	-	(615)
Inflation adjustment	(6,513)	-	(6,513)
As of 06.30.2024	24,688	15	24,703
	06.30.2024	06.30.2023
Non-Current	21,019	21,991
Current	3,684	3,136
Total	24,703	25,127